Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,407,818.96

Principal:
Principal Collections	$15,914,979.39
Prepayments in Full	$7,774,670.89
Liquidation Proceeds	$286,774.70
Recoveries	$38,263.86
Sub Total	$24,014,688.84
Collections	$25,422,507.80

Purchase Amounts:
Purchase Amounts Related to Principal	$524,582.01
Purchase Amounts Related to Interest	$3,076.05
Sub Total	$527,658.06

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,950,165.86

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	30
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,950,165.86
Servicing Fee	$357,317.58	$357,317.58	$0.00	$0.00	$25,592,848.28
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,592,848.28
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$25,592,848.28
Interest - Class A-3 Notes	$108,569.33	$108,569.33	$0.00	$0.00	$25,484,278.95
Interest - Class A-4 Notes	$147,038.50	$147,038.50	$0.00	$0.00	$25,337,240.45
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,337,240.45
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$25,269,766.70
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,269,766.70
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$25,219,780.87
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,219,780.87
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$25,156,640.87
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,156,640.87
Regular Principal Payment	$23,712,190.64	$23,712,190.64	$0.00	$0.00	$1,444,450.23
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,444,450.23
Residual Released to Depositor	$0.00	$1,444,450.23	$0.00	$0.00	$0.00
Total		$25,950,165.86

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$23,712,190.64
Total					$23,712,190.64
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$23,712,190.64	$49.93	$108,569.33	$0.23	$23,820,759.97	$50.16
Class A-4 Notes	$0.00	$0.00	$147,038.50	$1.08	$147,038.50	$1.08
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$23,712,190.64	$14.73	$436,207.41	$0.27	$24,148,398.05	$15.00

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$164,915,435.32	0.3472635	$141,203,244.68	0.2973326
Class A-4 Notes	$136,780,000.00	1.0000000	$136,780,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$412,185,435.32	0.2560047	$388,473,244.68	0.2412772

Pool Information
Weighted Average APR	3.912%	3.911%
Weighted Average Remaining Term	30.85	30.06
Number of Receivables Outstanding	33,560	32,574
Pool Balance	$428,781,098.76	$403,971,933.38
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$412,185,435.32	$388,473,244.68
Pool Factor	0.2604676	0.2453970

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$8,230,986.55
Yield Supplement Overcollateralization Amount	$15,498,688.70
Targeted Overcollateralization Amount	$15,498,688.70
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$15,498,688.70

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	30
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		83	$308,158.39
(Recoveries)		112	$38,263.86
Net Loss for Current Collection Period			$269,894.53
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7553%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.6892%
Second Preceding Collection Period			0.2760%
Preceding Collection Period			0.5263%
Current Collection Period			0.7778%
Four Month Average (Current and Preceding Three Collection Periods)			0.5673%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,978	$8,615,796.03
(Cumulative Recoveries)			$1,097,109.19
Cumulative Net Loss for All Collection Periods			$7,518,686.84
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4567%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,165.86
Average Net Loss for Receivables that have experienced a Realized Loss			$1,890.07

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.92%	488	$7,760,854.16
61-90 Days Delinquent	0.27%	61	$1,090,518.97
91-120 Days Delinquent	0.06%	10	$229,763.06
Over 120 Days Delinquent	0.25%	52	$1,024,804.23
Total Delinquent Receivables	2.50%	611	$10,105,940.42

Repossession Inventory:
Repossessed in the Current Collection Period		18	$355,270.53
Total Repossessed Inventory		26	$573,375.27

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3097%
Preceding Collection Period			0.3605%
Current Collection Period			0.3776%
Three Month Average			0.3493%

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	30

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer